Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Lease Commitments
Lease commitments for leases of
low-value
assets are as follows:

	2022	2021	2020
	S$’000	S$’000	S$’000
Payable within one year	1,767	2,259	11,233
Payable in the second to fifth year inclusive	1,072	1,419	3,775

	2,839	3,678	15,008